Share Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfShareCapitalLineItems [Line Items]
Impact on capital from total number of shares issued through bought deal financing	$ 6,364	$ 15,731
Flow-through share premium liability, impact on share capital	$ 7	$ 317
August 2019 Offering
DisclosureOfShareCapitalLineItems [Line Items]
Number of flow-through shares issued	633,334
Number of shares issued through bought deal financing	633,334
Impact on capital from total number of shares issued through bought deal financing	$ 633,334
Common shares issued, impact on share capital	1,900
Flow-through shares issued, impact on share capital	1,900
Cash share issue costs, impact on share capital	(44)
Proceeds net of share issue costs, impact on share capital	(557)
Total, impact on share capital	$ 1,299
March 2019 Offering
DisclosureOfShareCapitalLineItems [Line Items]
Number of common shares issued	3,284,375
Number of flow-through shares issued	3,284,375
Common shares issued, impact on share capital	$ 5,255
Cash share issue costs, impact on share capital	(186)
Proceeds net of share issue costs, impact on share capital	$ 5,069
August 2018 Offering
DisclosureOfShareCapitalLineItems [Line Items]
Number of Nunavut flow-through shares issued		2,084,375
Number of Nunavut charity flow-through shares issued		1,215,000
Number of BC charity flow-through shares issued		1,000,000
Number of shares issued through bought deal financing		4,299,375
Impact on capital from total number of shares issued through bought deal financing		$ 4,299,375
Nunavut flow-through shares issued, impact on share capital		3,335
Nunavut charity flow-through shares issued, impact on share capital		2,126
BC charity flow-through shares issued, impact on share capital		1,870
Cash share issue costs, impact on share capital		(400)
Proceeds net of share issue costs, impact on share capital		6,931
Flow-through share premium liability, impact on share capital		(1,742)
Total, impact on share capital		$ 5,189
March 2018 Offering
DisclosureOfShareCapitalLineItems [Line Items]
Number of common shares issued		6,015,385
Number of flow-through shares issued		1,091,826
Number of shares issued through bought deal financing		7,107,211
Impact on capital from total number of shares issued through bought deal financing		$ 7,107,211
Common shares issued, impact on share capital		10,054
Flow-through shares issued, impact on share capital		2,561
Cash share issue costs, impact on share capital		(1,340)
Proceeds net of share issue costs, impact on share capital		11,275
Flow-through share premium liability, impact on share capital		(737)
Total, impact on share capital		$ 10,538